SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Inventory valuation
	June 30,	December 31,
	2020	2019
Raw materials	$784	$781
Work in process	81	81
Finished goods	24	17
Inventory reserve	(838)	(831)
Total	$51	$48

	Year Ended December 31,
	2019	2018
Raw materials	$781	$783
Work in process	81	81
Finished goods	17	17
Inventory reserve	(831)	(767)
Total	$48	$114

Property and equipment
	June 30,	December 31,
	2020	2019
Equipment	$1,350	$1,349
Software	740	740
Furniture and fixtures	124	124
Leasehold Improvement	180	180
	2,394	2,393
Less accumulated depreciation and amortization	(2,393)	(2,393)
Total	$1	$-

	Year Ended December 31,
	2019	2018
Equipment	$1,349	$1,378
Software	740	740
Furniture and fixtures	124	124
Leasehold Improvement	180	199
	2,393	2,441
Less accumulated depreciation	(2,393)	(2,420)
Total	$-	$21

Accrued liabilities
	June 30, 2020	December 31, 2019
Compensation	$1,174	$1,123
Professional fees	23	181
Interest	1,361	1,603
Warranty	2	2
Vacation	37	41
Preferred dividends	149	120
Other accrued expenses	125	165
Total	$2,871	$3,235

	Year Ended December 31,
	2019	2018
Compensation	$1,123	$1,030
Professional fees	181	203
Interest	1,603	892
Warranty	2	2
Vacation	41	53
Preferred dividends	120	120
Stock subscription for licenses	-	692
Other accrued expenses	165	164
Total	$3,235	$3,156

Disaggregation of revenue
	Six Months Ended June 30,
	2020	2019
Devices	$-	$-
Disposables	-	2
Other	-	15
Warranty	-	2
Total	$-	$19

Revenue by geographic location (in thousands):

	Six Months Ended June 30,
	2020	2019
Asia	$-	$5
Europe	-	14
Total	$-	$19

	Year Ended December 31,
	2019	2018
Devices	$17	$17
Disposables	2	32
Other	15	1
Warranty	2	7
Total	$36	$57

Revenue by geographic location:

	Year Ended December 31,
	2019	2018
Asia	$22	$49
Africa	-	8
Europe	14	-
Total	$36	$57